Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Altice USA, Inc.
Entity Central Index Key	0001702780
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Amendment Flag	true
Document Period End Date	Mar. 31, 2018
Amendment Description	This prospectus is being furnished to shareholders of Altice N.V., in connection with the planned pro rata distribution by Altice N.V. to its shareholders of 495,366,932 shares consisting of a combination of Class B common stock, par value $0.01 per share, of Altice USA, Inc. and Class A common stock, par value $0.01 per share.